CAPITAL LEASES (Notes)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
21. CAPITAL LEASES

(in thousands of $)	2013	2012
Total obligations under capital leases	159,008	412,371
Less: current portion of obligations under capital leases	—	(5,837)
Long-term obligations under capital leases	159,008	406,534

As of December 31, 2013 and 2012, we operated one and three vessels under capital leases, respectively. These leases were in respect of a refinancing transaction in 2003, a lease financing transaction in 2004 and another in 2005.

The leasing transaction, which occurred in August 2003, was in relation to the newbuilding, the Methane Princess. We novated the Methane Princess newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the United Kingdom (“The Methane Princess Lease”).  The lessor of the Methane Princess has a second priority security interest in the Methane Princess and the Golar Spirit. Our obligation to the lessor under the Methane Princess Lease is secured by a letter of credit (“LC”) provided by other banks. Details of the security deposit provided by us to the bank providing the LC are given in note 16.

The leasing transactions, which occurred in April 2004 and 2005, were in relation to the newbuildings, the Golar Winter and the Golar Grand, respectively. In each case, we novated the vessels’ newbuilding contracts prior to the completion of construction and then leased the vessel from a financial institution in the UK.

The decrease in the number of vessels under capital leases is due to the termination of the Golar Winter and Golar Grand lease obligations in June 2013 (see note 14) and their refinancing with the Golar Partners Operating Credit Facility as described in note 20.

As of December 31, 2013, we are committed to make quarterly minimum capital lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2014	7,754
2015	8,055
2016	8,361
2017	8,676
2018	9,022
2019 and thereafter	183,564
Total minimum lease payments	225,432
Less: Imputed interest	(66,424)
Present value of minimum lease payments	159,008

The Methane Princess Lease liability continues to increase until 2014 and thereafter decreases over the period to 2034, which is the end of the primary term of the lease. The interest element of the lease rentals is accrued at a floating rate based upon British Pound (GBP) LIBOR.

We determined that the entities that owned the vessels were variable interest entities in which we had a variable interest and was the primary beneficiary. Upon the initial transfer of the vessels to the financial institutions, we measured the subsequently leased vessels at the same amounts as if the transfer had not occurred, which was cost less accumulated depreciation at the time of transfer.